Discontinued Operations	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations	Discontinued Operations
In 2016, Cumberland entered into an agreement with Clinigen Group Plc ("Clinigen") for the rights and responsibilities associated with the commercialization of Ethyol in the United States. In 2017, the Company entered into another agreement with Clinigen for the rights and responsibilities associated with the commercialization of Totect in the United States. Ethyol and Totect are collectively referred to herein as the "Products."
Early in 2019, Cumberland announced a strategic review the Company's brands, capabilities, and international partners. This review followed an accelerated business development initiative, which resulted in a series of transactions. Because of that progress, Cumberland felt that it was prudent to take a fresh look at our product portfolio, partners, and organization to ensure proper focus and capabilities. During May 2019, following the strategic review, Cumberland entered into the Dissolution Agreement with Clinigen in which the Company returned the exclusive rights to commercialize Ethyol and Totect (“the Products”) in the United States to Clinigen. This Dissolution Agreement originally targeted a transition from the Company's arrangements with Clinigen effective September 30, 2019, but was then amended to change the transition date to December 31, 2019. Under the terms of the Dissolution Agreement, Cumberland was no longer responsible for the distribution, marketing and promotion of either the Products or any competing products after December 31, 2019. In exchange for the return of these product license rights and the non-compete provisions of the Dissolution Agreement, Cumberland is receiving $5 million in financial consideration paid in quarterly installments over the two-years following the transition date.
The exit from the Ethyol and Totect Products meets the accounting criteria to be reported as discontinued operations. December 31, 2019, as the transition date, was the final day Cumberland was responsible for the Products. Cumberland was responsible for the Products through December 31, 2019 and beginning on January 1, 2020, the Products' rights transitioned back to Clinigen. As a result, January 1, 2020, was the first day of discontinued operations for the Ethyol and Totect products.
The Products provided revenue, incurred direct expenses and resulted in discontinued operations income during the periods presented. The following amounts have been separated from continuing operations, as discontinued operations, for all periods presented. The direct expenses separated for discontinued operations do not reflect the direct selling and marketing costs attributable to the individuals at Cumberland responsible for promotion of the Products. Subsequent to the transaction date, those sales and marketing individuals who supported the Products shifted their efforts from the Products and continue to support other Cumberland brands.

	2019	2018	2017

Revenues	$13,145,344	$11,396,871	$14,827,504
Costs of products sold	1,330,704	1,361,273	1,952,575
Selling, Marketing and other	6,149,463	6,253,374	8,076,904
Income from discontinued operations	$5,665,177	$3,782,224	$4,798,025

The December 31, 2019 current assets associated with discontinued operations included $0.5 million in the remaining inventory for the Products sold and returned to Clinigen as part of the transaction. Except for the Products' inventory as of December 31, 2019, no other operating assets and no liabilities were transferred to Clinigen, as such the accounts receivable and accounts payable associated with discontinued operations were not sold or disposed of as part of the Dissolution Agreement. The following assets and liabilities have been presented as assets associated with discontinued operations or liabilities associated with discontinued operations, as appropriate, in the consolidated balance sheets.

	2019	2018

Accounts receivable	$1,922,457	$1,384,254
Prepaid and other current assets	—	27,721
Inventory	540,267	2,294,922
Current assets associated with discontinued operations	$2,462,724	$3,706,897

	2019	2018

Accounts payable	$1,918,868	$2,882,656
Other current liabilities	232,489	666,457
Current liabilities associated with discontinued operations	$2,151,357	$3,549,113